UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346

Morgan Stanley Eastern Europe Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Czech Republic (6.9%)
Commercial Banks
Komercni Banka AS	5,400	$1,075
Diversified Telecommunication Services
Telefonica Czech Republic AS	33,600	705
Electric Utilities
CEZ AS	54,348	2,335
Textiles, Apparel & Luxury Goods
Pegas Nonwovens SA	49,400	1,162
		5,277
Hungary (5.0%)
Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (a)	14,361	1,197
Pharmaceuticals
Richter Gedeon Nyrt	15,165	2,601
		3,798
Poland (25.0%)
Commercial Banks
Bank Pekao SA	46,812	2,334
Diversified Telecommunication Services
Netia SA (a)	670,465	1,380
Telekomunikacja Polska SA	528,727	2,907
		4,287
Food & Staples Retailing
Eurocash SA	288,015	3,243
Jeronimo Martins SGPS SA (a)	143,171	2,917
		6,160
Insurance
Powszechny Zaklad Ubezpieczen SA	12,803	1,339
Media
TVN SA	272,839	948
Oil, Gas & Consumable Fuels
Polskie Gornictwo Naftowe i Gazownictwo SA	139,266	181
Polski Koncern Naftowy Orlen SA (a)	95,899	1,152
		1,333
Textiles, Apparel & Luxury Goods
LPP SA	3,043	2,579
		18,980

	Shares	Value (000)
Russia (60.8%)
Beverages
Central European Distribution Corp. (a)(b)	167,097	$854
Commercial Banks
Sberbank of Russia	2,549,182	8,227
Energy Equipment & Services
Eurasia Drilling Co., Ltd. GDR	66,042	1,821
Food & Staples Retailing
O’Key Group SA GDR	334,007	3,036
X5 Retail Group N.V. GDR (a)	38,498	883
		3,919
Internet Software & Services
Mail.ru Group Ltd. GDR (a)(c)	50,500	1,992
Yandex N.V., Class A (a)(b)	70,386	1,891
		3,883
Metals & Mining
Novolipetsk Steel OJSC GDR	79,700	1,656
Oil, Gas & Consumable Fuels
Gazprom OAO ADR	484,414	5,910
Lukoil OAO ADR	164,257	9,888
Rosneft Oil Co. (Registered GDR)	582,200	4,122
TNK-BP Holding	730,088	2,363
		22,283
Road & Rail
Globaltrans Investment PLC GDR	101,656	1,738
Wireless Telecommunication Services
Mobile Telesystems OJSC ADR (b)	97,327	1,785
		46,166
Total Common Stocks (Cost $70,591)		74,221
Short-Term Investments (8.1%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	3,258,894	3,259

Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $87; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $88)	$86	86

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $535; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $577)	$535	$535
		621
Total Securities held as Collateral on Loaned Securities (Cost $3,880)		3,880

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,279)	2,279,481	2,279
Total Short-Term Investments (Cost $6,159)		6,159
Total Investments (105.8%) (Cost $76,750) Including $3,937 of Securities Loaned +		80,380
Liabilities in Excess of Other Assets (-5.8%)		(4,423)
Net Assets (100.0%)		$75,957

(a)	Non-income producing security.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $3,937,000 and $3,892,000, respectively. The Portfolio received cash collateral of approximately $3,880,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of $12,000 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $76,750,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,630,000 of which approximately $10,508,000 related to appreciated securities and approximately $6,878,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Common Stocks
Beverages	$854	$—	$—	$854
Commercial Banks	3,409	8,227	—	11,636
Diversified Telecommunication Services	4,992	—	—	4,992
Electric Utilities	2,335	—	—	2,335
Energy Equipment & Services	1,821	—	—	1,821
Food & Staples Retailing	7,043	3,036	—	10,079
Insurance	1,339	—	—	1,339
Internet Software & Services	1,891	1,992	—	3,883
Media	948	—	—	948
Metals & Mining	1,656	—	—	1,656
Oil, Gas & Consumable Fuels	20,506	4,307	—	24,813
Pharmaceuticals	2,601	—	—	2,601
Road & Rail	1,738	—	—	1,738
Textiles, Apparel & Luxury Goods	3,741	—	—	3,741
Wireless Telecommunication Services	1,785	—	—	1,785
Total Common Stocks	56,659	17,562	—	74,221
Short-Term Investments
Investment Company	5,538	—	—	5,538
Repurchase Agreements	—	621	—	621
Total Short-Term Investments	5,538	621	—	6,159
Total Assets	$62,197	$18,183	$—	$80,380

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities with a total value of approximately $17,562,000 transferred from Level 1 to Level 2. Securities which were valued using unadjusted quoted prices at December 31, 2011 were valued using other significant observable inputs at March 31, 2012.

Morgan Stanley Eastern Europe Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Eastern Europe Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012